Taxes (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Other current taxes recoverable	R$ 943,343	R$ 1,239,694
Other noncurrent taxes recoverable	2,256,156	2,627,293
Other current tax obligations	346,083	303,606
Other noncurrent tax obligations	612,093	633,491
Recoverable I C M S [Member]
IfrsStatementLineItems [Line Items]
Other current taxes recoverable	158,010	128,288
Other noncurrent taxes recoverable	190,229	171,374
Recoverable P I S Pasep And Cofins Taxes [Member]
IfrsStatementLineItems [Line Items]
Other current taxes recoverable	784,593	1,110,659
Other noncurrent taxes recoverable	1,982,826	2,421,176
Other Recoverable Taxes [Member]
IfrsStatementLineItems [Line Items]
Other current taxes recoverable	740	747
Other noncurrent taxes recoverable	83,101	34,743
I C M S V A T Payable [Member]
IfrsStatementLineItems [Line Items]
Other current tax obligations	194,734	149,506
ICMS Installment Payment [member]
IfrsStatementLineItems [Line Items]
Other current tax obligations	11,365	10,437
Other noncurrent tax obligations	29,921	37,883
P I S Pasep And Cofins Payable [Member]
IfrsStatementLineItems [Line Items]
Other current tax obligations	34,616	70,423
I R R F On J S C P [Member]
IfrsStatementLineItems [Line Items]
Other current tax obligations	31,200	11,372
Special Tax Regularization Program Pert [Member]
IfrsStatementLineItems [Line Items]
Other current tax obligations	62,420	57,046
Other Taxes [Member]
IfrsStatementLineItems [Line Items]
Other current tax obligations	11,748	4,822
Social Security Contributions Injunction On Judicial Deposit [Member]
IfrsStatementLineItems [Line Items]
Other noncurrent tax obligations	264,868	242,248
Special Tax Regularization Program Pert One [Member]
IfrsStatementLineItems [Line Items]
Other noncurrent tax obligations	317,304	347,029
Other Taxes One [Member]
IfrsStatementLineItems [Line Items]
Other noncurrent tax obligations		R$ 6,331